Marketable Securities - Proceeds from sales and maturites, gross realiszed gains, gross realized losses, net realized gains (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Debt Securities, Trading, Realized Gain (Loss) [Abstract]
Proceeds	$ 59	$ 18	$ 18
Gross Realized Losses		(3)
Net Realized (Losses)		(3)
Equity Securities, FV-NI, Realized Gain (Loss) [Abstract]
Proceeds			50
Gross Realized Gains			1
Gross Realized Losses			(2)
Net Realized (Losses)			(1)
Marketable Securities, Gain (Loss) [Abstract]
Proceeds	$ 59	18	68
Gross Realized Gains		1	1
Gross Realized Losses		(3)	(2)
Net Realized (Losses)		$ (3)	$ (1)